Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Computation of basic and diluted earnings/(loss) per share

($ in millions except per share amounts)
For the year ended December 31:	2022	2021	2020
Weighted-average number of shares on which earnings per share calculations are based
Basic	902,664,190	895,990,771	890,348,679
Add—incremental shares under stock-based compensation plans	7,593,455	6,883,290	4,802,940
Add—incremental shares associated with contingently issuable shares	2,011,417	1,766,940	1,412,352
Assuming dilution	912,269,062	904,641,001	896,563,971
Income from continuing operations	$1,783	$4,712	$3,932
Income/(loss) from discontinued operations, net of tax	(143)	1,030	1,658
Net income on which basic earnings per share is calculated	$1,639	$5,743	$5,590
Income from continuing operations	$1,783	$4,712	$3,932
Net income applicable to contingently issuable shares	—	—	(2)
Income from continuing operations on which diluted earnings per share is calculated	$1,783	$4,712	$3,930
Income/(loss) from discontinued operations, net of tax, on which basic and diluted earnings per share is calculated	(143)	1,030	1,658
Net income on which diluted earnings per share is calculated	$1,639	$5,743	$5,588
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$1.95	$5.21	$4.38
Discontinued operations	(0.16)	1.14	1.85
Total	$1.80	$6.35	$6.23
Basic
Continuing operations	$1.97	$5.26	$4.42
Discontinued operations	(0.16)	1.15	1.86
Total	$1.82	$6.41	$6.28